Goodwill and Other Acquired Intangible Assets - Schedule of Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	$ 75,654	$ 57,665
Accumulated Amortization	(45,134)	(37,304)
Net Carrying Amount	30,520	20,361
Core Deposit Intangibles
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	74,001	55,949
Accumulated Amortization	(43,957)	(36,354)
Net Carrying Amount	30,044	19,595
Customer Relationship Intangible Asset
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	1,348	1,348
Accumulated Amortization	(984)	(822)
Net Carrying Amount	364	526
Non-compete Agreements
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	100	163
Accumulated Amortization	(79)	(82)
Net Carrying Amount	21	81
Other Intangible Assets
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	205	205
Accumulated Amortization	(114)	(46)
Net Carrying Amount	$ 91	$ 159